Related Party Transactions - Additional Information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Unpaid key management personnel compensation	$ 335
Cyber Link
Disclosure of transactions between related parties [line items]
Percentage of ownership interest held	30.00%